Mortgage Payable	9 Months Ended
Apr. 30, 2020
Mortgage Payable
Note - 8 Mortgage Payable

As of April 30, 2020, the Company owes $2,750,000 (2018 - $nil) to a non-related party, with monthly payments of interest only at the rate of 6% per annum. The debt is secured by a Promissory Note secured by a Deed of Trust on real property commonly known as Round Potrero Road, Potrero, California. The maturity date of the debt is August 23, 2024.